Subsequent Events (Details) - USD ($)		1 Months Ended
	Feb. 06, 2023	Sep. 19, 2023	Mar. 23, 2023	Jan. 17, 2023	Mar. 10, 2023
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Value of minimum listed securities			$ 35,000,000
Operating expenses				$ 200,000
Conversion price (in Dollars per share)				$ 10
Shares outstanding (in Shares)				200,000
Non-convertible promissory note	$ 87,500
Additional deposited amount	$ 87,500				$ 87,500
Forecast [Member]
Subsequent Events (Details) [Line Items]
Minimum amount for compliance period		$ 35,000,000